REAL ESTATE OWNED (Tables)	12 Months Ended
Dec. 31, 2014
REAL ESTATE OWNED
Schedule of activity in real estate owned

	Twelve Months Ended
	2014	2013

Beginning of year	$3,378,958	$4,168,356
Additions	3,275,321	542,273
Sales	(1,992,132)	(1,475,565)
Additions to valuation allowance, net	(144,100)	(63,302)
Recovery from sale in valuation allowance	85,540	207,196

End of period	$4,603,587	$3,378,958

Schedule of activity in the valuation allowance

	2014	2013	2012

Beginning of year	$1,524,308	$1,668,202	$1,331,420
Additions to valuation allowance, net	144,100	63,302	990,570
Recovery from sale	(85,540)	(207,196)	(653,788)
End of year	$1,582,868	$1,524,308	$1,668,202

Schedule of expenses related to foreclosed assets

	2014	2013	2012

Net loss (gain) on sales	$(146,413)	$(43,213)	$179,873
Additions to valuation allowance, net	144,100	63,302	990,570
Operating expenses (receipts), net of rental income	226,450	203,503	745,194
Repossession expense, net	370,550	266,805	1,735,764

End of year	$224,137	$223,592	$1,915,637